JPMorgan Small Cap Growth Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Small Cap Growth Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 635
Expense Example, No Redemption, 3 Years	892
Expense Example, No Redemption, 5 Years	1,169
Expense Example, No Redemption, 10 Years	1,958
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	167
Expense Example, No Redemption, 3 Years	545
Expense Example, No Redemption, 5 Years	947
Expense Example, No Redemption, 10 Years	1,939
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	307
Expense Example, No Redemption, 5 Years	542
Expense Example, No Redemption, 10 Years	$ 1,215